Condensed consolidated statement of changes in equity (unaudited) - GBP (£)		Total		Total equity excluding non-controlling interests [member]	Called up share capital and share premium [member]	Other equity instruments [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning Balance, equity at Dec. 31, 2018		£ 47,711,000,000		£ 47,709,000,000	£ 2,348,000,000	£ 7,595,000,000	£ 3,361,000,000	£ 34,405,000,000	£ 2,000,000
Profit after tax		1,465,000,000		1,465,000,000	0	294,000,000	0	1,171,000,000	0
Currency translation movements		232,000,000	[1]	232,000,000	0	0	232,000,000	0	0
Fair value through other comprehensive income reserve		359,000,000		359,000,000	0	0	359,000,000	0	0
Cash flow hedges		612,000,000	[1]	612,000,000	0	0	612,000,000	0	0
Retirement benefit remeasurements		(140,000,000)	[1]	(140,000,000)	0	0	0	(140,000,000)	0
Own credit		44,000,000	[1]	44,000,000	0	0	44,000,000	0	0
Other	[1]	0
Total comprehensive income for the period		2,572,000,000		2,572,000,000	0	294,000,000	1,247,000,000	1,031,000,000	0
Issue and/or exchange of other equity instruments		1,796,000,000		1,796,000,000	0	1,807,000,000	0	(11,000,000)	0
Other equity instruments coupons paid		(294,000,000)		(294,000,000)	0	(294,000,000)	0	0	0
Equity settled share schemes		198,000,000		198,000,000	0	0	0	198,000,000	0
Vesting of Barclays PLC shares under equity settled share schemes		(340,000,000)		(340,000,000)	0	0	0	(340,000,000)	0
Dividends paid				0
Dividends paid - preference shares				(27,000,000)
Dividends paid		(27,000,000)		(27,000,000)	0	0	0	(27,000,000)	0
Capital contribution from Barclays PLC		995,000,000		995,000,000	0	0	0	995,000,000	0
Other movements		(1,000,000)		1,000,000	0	0	0	1,000,000	(2,000,000)
Ending Balance, equity at Jun. 30, 2019		52,610,000,000		£ 52,610,000,000	2,348,000,000	9,402,000,000	4,608,000,000	36,252,000,000	£ 0
Profit after tax		1,315,000,000			0	366,000,000	0	949
Currency translation movements		(776,000,000)			0	0	(776,000,000)	0
Fair value through other comprehensive income reserve		(200,000,000)			0	0	(200,000,000)	0
Cash flow hedges		(101,000,000)			0	0	(101,000,000)	0
Retirement benefit remeasurements		(54,000,000)			0	0	0	(54)
Own credit		(296,000,000)			0	0	(296,000,000)	0
Other		16,000,000			0	0	0	16,000,000
Total comprehensive income for the period		(96,000,000)			0	366,000,000	(1,373,000,000)	911,000,000
Issue and/or exchange of other equity instruments		(1,474,000,000)			0	(1,079,000,000)	0	(395,000,000)
Other equity instruments coupons paid		(366,000,000)			0	(366,000,000)	0	0
Equity settled share schemes		194,000,000			0	0	0	194,000,000
Vesting of Barclays PLC shares under equity settled share schemes		(9,000,000)			0	0	0	(9,000,000)
Dividends paid		(233,000,000)			0	0	0	(233,000,000)
Dividends paid - preference shares		(14,000,000)			0	0	0	(14,000,000)
Other movements		3,000,000			0	0	0	3,000,000
Ending Balance, equity at Dec. 31, 2019		50,615,000,000			2,348,000,000	8,323,000,000	3,235,000,000	36,709,000,000
Profit after tax		1,293,000,000			0	333,000,000	0	960,000,000
Currency translation movements		1,386,000,000	[1]		0	0	1,386,000,000	0
Fair value through other comprehensive income reserve		137,000,000			0	0	137,000,000	0
Cash flow hedges		1,065,000,000	[1]		0	0	1,065,000,000	0
Retirement benefit remeasurements		645,000,000	[1]		0	0	0	645,000,000
Own credit		496,000,000	[1]		0	0	496,000,000	0
Other		(6,000,000)	[1]		0	0	0	(6,000,000)
Total comprehensive income for the period		5,016,000,000			0	333,000,000	3,084,000,000	1,599,000,000
Other equity instruments coupons paid		(333,000,000)			0	(333,000,000)	0	0
Equity settled share schemes		475,000,000			0	0	0	475,000,000
Vesting of Barclays PLC shares under equity settled share schemes		(289,000,000)			0	0	0	(289,000,000)
Dividends paid		(263,000,000)			0	0	0	(263,000,000)
Dividends paid - preference shares		(28,000,000)			0	0	0	(28,000,000)
Dividends paid		(291,000,000)
Capital contribution from Barclays PLC		1,500,000,000			0	0	0	1,500,000,000
Other movements		1,000,000			0	0	0	1,000,000
Ending Balance, equity at Jun. 30, 2020		£ 56,694,000,000			£ 2,348,000,000	£ 8,323,000,000	£ 6,319,000,000	£ 39,704,000,000

[1]	Reported net of tax